Other Financial Assets	12 Months Ended
Dec. 31, 2018
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Other Financial Assets
6.	Other Financial Assets

(a)	Other financial assets as of December 31, 2017 are as follows:

(In millions of won)	December 31, 2017
Current assets
Available-for-sale financial assets
Debt instrument Government bonds	~~W~~	6
Deposits		10,480
Short-term loans		16,766

	~~W~~	27,252

Non-current assets
Financial asset at fair value through profit or loss	~~W~~	1,552
Available-for-sale financial assets Debt instrument
Government bonds	~~W~~	156
Equity instrument
Intellectual Discovery, Ltd.	~~W~~	729
Kyulux, Inc.		1,968
ARCH Venture Fund Vill, LP.		2,283

	~~W~~	4,980

Deposits	~~W~~	19,898
Long-term loans		32,408
Derivatives(*)		842

	~~W~~	59,836

(*)	Represents interest rate swap contracts related to borrowings with variable interest rate.

(b)	Other financial assets as of December 31, 2018 are as follows:

(In millions of won)	December 31, 2018
Current assets
Financial asset at fair value through profit or loss
Derivatives(*)	~~W~~	13,059
Financial asset at fair value through other comprehensive income
Debt instrument
Government bonds	~~W~~	106
Financial asset carried at amortized cost
Deposits	~~W~~	17,020
Short-term loans		16,116

	~~W~~	46,301

Non-current assets
Financial asset at fair value through profit or loss
Equity instrument
Intellectual Discovery, Ltd.	~~W~~	4,598
Kyulux, Inc.		2,460
Fineeva Co., Ltd.		286
ARCH Venture Fund Vill, L.P.		6,337

	~~W~~	13,681

Convertible bonds	~~W~~	1,327
Financial asset at fair value through other comprehensive income
Debt instrument
Government bonds	~~W~~	55
Financial asset carried at amortized cost
Deposits	~~W~~	74,103
Long-term loans		55,048

	~~W~~	144,214

(*)	Represents exchange rate swap contracts related to foreign currency denominated borrowings and bonds.

Other financial assets of related parties as of December 31, 2017 and 2018 are ~~W~~2,750 million and ~~W~~2,000 million, respectively.